Note 20 - Segment Information - Summary of Long Lived Assets by Physical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Physical Location of Long Lived Assets	$ 17,266	$ 15,551	$ 13,714
TAIWAN, PROVINCE OF CHINA
Physical Location of Long Lived Assets	8,859	7,621	6,037
UNITED STATES
Physical Location of Long Lived Assets	4,138	4,015	4,029
CHINA
Physical Location of Long Lived Assets	4,171	3,661	3,620
Other Countries [Member]
Physical Location of Long Lived Assets	$ 98	$ 254	$ 28